OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
OTHER INTANGIBLE ASSETS, NET
NOTE 7:	OTHER INTANGIBLE ASSETS, NET

a.	Other intangible assets, net, are comprised of the following:

	weighted average remaining useful life (years)	December 31,
		2016	2017
Original amounts:

Customer relationships	4	$11,804	$19,344
Technology	4.5	8,080	62,585
Patent	7.5	1,248	1,385

		21,132	83,314

Accumulated amortization:

Customer relationships		7,756	9,889
Technology		5,475	31,543
Patent		302	473

		13,533	41,905

Other intangible assets, net		$7,599	$41,409

b.	Amortization of other intangible assets was $2,106, $2,257 and $7,243 for 2015, 2016 and 2017, respectively.

c.	Estimated amortization expense for future periods:

For the year ended December 31,

2018	$9,876
2019	8,239
2020	7,544
2021	6,344
2022 and thereafter	9,406

$41,409